Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of operating expenses

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue	8,921,488	9,383,590	1,309,899
Add:
Other income	15,639	573,182	80,013
Less:
Cost of services	43,219	4,531,782	632,612
Staff cost	1,350,476	26,251,973	366,463
Consulting expenses	483,766	3,308,126	461,797
Depreciation and amortization	83,741	767,121	107,086
Rental expenses	105,879	548,350	76,547
Annual listing fee	69,815	506,508	70,706
Provision for credit losses	—	1,550,481	216,439
Interest expenses	49,642	109,609	15,301
Other segment items*	573,864	552,741	77,159
Income taxes provision (benefit)	957,599	(197,766)	(27,607)
Segment net income	5,219,126	(4,345,377)	(606,591)
*	Other segment items included entertainment expenses, office expenses, travelling expenses and other expenses for administrative purposes.